Annual Fund Operating Expenses (Vanguard Total World Stock Index Fund ETF)	Vanguard Total World Stock Index Fund Vanguard Total World Stock Index Fund - ETF Shares 11/1/2013 - 10/31/2014
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.13%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.17%